U.S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM 10-QSB

[X] QUARTERLY REPORT UNDER SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

      For the quarterly period ended June 30, 1996

[ ]   TRANSITION REPORT UNDER SECTION 13 OR 15(d) OF THE EXCHANGE
      ACT

      For the transition period from _____________ to
      _____________.


                        Commission file number: 33-26036
                                                --------

                       PROPERTY SECURED INVESTMENTS, INC.
                      ---------------------------------
                     (Exact name of small business issuer as
                            specified in its charter)

      California                                            95-4075422
- - ------------------------                            ------------------------
(State of Incorporation)                            (I.R.S. Employer ID No.)

                      445 South Figueroa Street, Ste. 2600
                           Los Angeles, CA 90071-1630
                  --------------------------------------------
                    (Address of principal executive offices)

                       (213) 612-7714 (Andrew K. Proctor)
                  ---------------------------------------------
                           (Issuer's telephone number)

            Check whether the issuer (1) filed all reports required to be filed by Section 13 or 15(d) of the Exchange Act during the past 12 months (or for such shorter period that the registrant was required to file such reports), and
(2) has been subject to such filing requirements for the past 90 days.
Yes ..X..   No .....

                      APPLICABLE ONLY TO CORPORATE ISSUERS

            State the number of shares outstanding of each of the issuer's classes of common equity, as of the latest practicable date. At August 13, 1996, 176,980 shares of common stock, no par value.

      Transitional Small Business Disclosure Format (check one):
Yes .....  No ..X..

                            Exhibit Index at Page 12

                         PART I. - FINANCIAL INFORMATION


Item 1.     Financial Statements
- - -------     --------------------

      The following financial statements are furnished:

            Balance sheets (unaudited) as of June 30, 1996 and December 31,
            1995.

            Statements of Operations (unaudited) for the three months and six months ended June 30, 1996 and 1995.

            Statements of Cash Flows (unaudited) for the six months ended June 30, 1996 and 1995.

            Notes to Financial Statements (unaudited).

                       Property Secured Investments, Inc.
                                 BALANCE SHEETS
                                   (Unaudited)


                                     ASSETS

                                           June 30,     December 31,
                                             1996           1995
                                           --------     ------------

Cash                                     $    71,601    $   262,055
Sales proceeds receivable                    100,400        100,400
                                         -----------    -----------
                                         $   172,001    $   362,455
                                         ===========    ===========


                      LIABILITIES AND STOCKHOLDERS' EQUITY


Accrued expenses and other
   liabilities                           $     8,950    $    25,187

Stockholders' Equity
   Common stock, 20,000,000 shares
     authorized, 176,980 shares
     issued and outstanding                6,298,479      6,298,479
   Additional paid-in capital                  2,970          2,970
   Distributions in excess of earnings    (6,138,398)    (5,964,181)
                                         -----------    -----------
        Total Stockholders' Equity       $   163,051    $   337,268
                                         -----------    -----------
                                         $   172,001    $   362,455
                                         ===========    ===========




                 The accompanying notes are an integral part
                        of these financial statements

                       Property Secured Investments, Inc.
                            STATEMENTS OF OPERATIONS
                                   (Unaudited)


                               Three months ended         Six months ended
                                    June 30,                  June 30,
                               ------------------         ----------------
                               1996          1995         1996        1995
                               ----          ----         ----        ----

Income
     Interest                $   1,265    $   3,004    $   2,496    $   7,241
     Loan origination fees        --           --           --          4,223
                             ---------    ---------    ---------    ---------
          Total income           1,265        3,004        2,496       11,464

Operating Expenses              56,053       39,359       88,223       66,640
                             ---------    ---------    ---------    ---------

     Net loss                $ (54,788)   $ (36,355)   $ (85,727)   $ (55,176)
                             =========    =========    =========    =========

Per common share
  information:
  Net loss                   $    (.08)   $    (.06)   $    (.13)   $    (.08)
                             =========    =========    =========    =========

  Income dividends                 .00          .00          .00          .00
  Return of capital
   dividends                       .13          .00          .13          .00
                             ---------    ---------    ---------    ---------
          Total dividends          .13          .00          .13          .00
                             =========    =========    =========    =========

Weighted average
     shares outstanding        707,918      707,918      707,918      707,918
                             =========    =========    =========    =========





                 The accompanying notes are an integral part
                        of these financial statements

                       Property Secured Investments, Inc.
                            STATEMENTS OF CASH FLOWS
                 For the six months ended June 30, 1996 and 1995
                                   (Unaudited)

                                                    1996          1995
                                                 ---------     ---------

Cash flows from operating activities:
  Interest received                              $   2,496    $   4,972
  Operating expenses paid                         (104,460)     (82,755)
                                                 ---------    ---------
  Net cash used in
     operating activities                         (101,964)     (77,783)

Cash flows provided by investing
 activities-
     Principal payments received on
      notes receivable                                --         65,532
                                                 ---------    ---------
Cash flows used in financing activities-
  Cash distributions to stockholders               (88,490)        --
                                                 ---------    ---------
Net increase (decrease) in cash                   (190,454)     (12,251)

Cash, beginning of period                          262,055      170,323
                                                 ---------    ---------
Cash, end of period                              $  71,601    $ 158,072
                                                 =========    =========


Cash flows from operating activities:
     Net loss                                    $ (85,727)   $ (55,176)
     Adjustments to reconcile net loss
        to net cash used in operating
        activities before cash
        distributions:
          Amortization of loan
            origination fees                          --         (4,223)
          Increase in accrued interest
            receivable                                --         (2,269)
          Decrease in accrued expenses and
            other liabilities                      (16,237)     (16,115)
                                                 ---------    ---------
Net cash used in operating activities            $(101,964)   $ (77,783)
                                                 =========    =========




                 The accompanying notes are an integral part
                        of these financial statements

                       Property Secured Investments, Inc.
                          NOTES TO FINANCIAL STATEMENTS
                 For the six months ended June 30, 1996 and 1995


      The results of operations for the interim periods shown in this report are not necessarily indicative of the results to be expected for the year. In the opinion of management, the information contained herein reflects all adjustments necessary to make the results of operations for the interim periods a fair statement of such operations. All such adjustments are of a normal recurring nature.

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization
- - ------------
      Property Secured Investments, Inc. (the "Company" or "PSI") was incorporated in 1986 and began operations in 1987. The Company has elected to be taxed as a Real Estate Investment Trust ("REIT"). The Company had investments in promissory notes collateralized principally by deeds of trust on Southern California real property. In 1994, the Company obtained stockholder approval to convert to a perpetual life REIT.

Real Estate
- - -----------
      The Company's real estate asset was sold by local tax authorities as a result of delinquent property taxes related to the 1989-1990 tax year. The Company is entitled to the net cash proceeds of $101,900 less certain administrative costs of the tax authority which are expected to be approximately $1,500. The Company expects to receive such proceeds during the second or third quarter of 1997 and has recorded the value of the asset of $100,400.

Federal Income Taxes
- - --------------------
      The Company qualifies as an REIT under the Internal Revenue Code and, accordingly, is not subject to Federal income taxes on amounts distributed to shareholders, providing it distributes at least 95% of its taxable income and meets certain other conditions. The Company believes that it has met the requirements for continued qualification as a REIT as of June 30, 1996.

Net Loss Per Share
- - ------------------
      Net loss per share is based on the weighted average number of common shares outstanding.

Item 2.  Management's Discussion and Analysis of Financial
Condition and Results of Operations
- - ----------------------------------------------------------
      Property Secured Investments, Inc. (the "Company") is a California Corporation. The Company was organized in 1986, began operations in 1987, and elected in its 1987 Federal Income Tax Return to be taxed as a Real Estate Investment Trust, a REIT. The Company was formed to invest in fixed and variable rate promissory notes ("Notes") secured by first and second deeds of trust on real property located in Southern California. The Company has also invested in notes which are secured by other promissory notes. Such other promissory notes were in all cases secured by deeds of trust and all-inclusive trust deeds. On September 12, 1994, the Company's shareholders approved a modification of the Company's Bylaws which had the effect of permitting the Company to make equity investments in real property as well as investing in Notes secured by real property. The Company's Board of Directors has not as yet made any new investments for the Company since that Bylaw change.

      The Company ceased acquiring Notes in 1991 and shortly thereafter began to distribute the proceeds of the Company's Note portfolio to its shareholders as payments were received. At the Company's annual shareholders meeting for 1994, the shareholders approved a proposal to sell substantially all of the Company's real estate assets. Most of the Notes in the Company's portfolio were either sold or paid off in the fourth quarter of 1994 or first quarter of 1995. In the first quarter of 1995, the Company terminated the Purchase and Sale Agreement pursuant to which the Company had disposed of the majority of its assets.

      The Company's sole remaining piece of real property as of December 31, 1995 was declared tax defaulted by Los Angeles County due to the failure of the original borrower to pay Los Angeles County real property taxes for the 1989-1990 tax year. The property consists of a two-story office building located at 11011 Crenshaw Boulevard in Inglewood, California, an economically disadvantaged, inner-city area, and was recently repaired from fire damage. The Company obtained title to such property by foreclosure in 1993. Although apparently notified of such tax defaults prior to and at the time of such foreclosure, the Company's prior advisor, Property Mortgage Co., Inc. ("PMC"), now in bankruptcy, and its loan servicing agent, did not take action to pay the past due taxes, penalties and interest. Prior to its bankruptcy, PMC was responsible for the Company's management. The Company's former President, Irving Kellogg, caused the Company to pay the real property taxes for the 1993-1994 tax year. Mr. Kellogg, who was responsible for the day-to-day operations of the Company in 1993 and early 1994, died suddenly in early 1994. No record of the tax status of the property could be found. Under new management, which took office in September 1994, the Company attempted to sell the property but received no qualified offers.

      As of December 31, 1995, taxes, interest and penalties were due on such property in an aggregate amount of approximately $57,100. The Property was sold in a tax sale in February, 1996 for $159,000. Title was transferred to the new owner on April 4, 1996. The Company has filed a claim with the County for the approximately $101,900 in excess proceeds from the sale. The Company believes that, although there can be no assurances, there are no other potential claimants to the proceeds from such sale. Under California law, any lien holder on the property at the time of the tax sale has priority over the Company as the owner of the property due to the prior foreclosure. Under California law, such proceeds will not be dispersed until at least one year after transfer of title and will be reduced by certain administrative costs incurred by the County, which the Company estimates will not exceed $1,500.

      The Company's Board of Directors is exploring the Company's prospects for raising new capital and the opportunities currently available for investment in real estate structured either as equity or secured debt. If the Board determines that it is in the best interests of the Company and its shareholders to raise new capital for further investment, it is not currently possible to project the overall effect of such activities on the Company's net income for 1996. If the Board does not decide to raise new capital and resume investment activities, it will seek to distribute by liquidation all of the Company's reserves, after the payment of expenses, to the Company's shareholders.

      There has been little change in the Company's financial condition between the end of the last fiscal year and the end of the second quarter of 1996. The principal changes in the financial condition and results of operation of the Company between the second quarter of 1995 and the second quarter of this year are primarily the result of the sale of the Company's Note portfolio and resulting decrease in the Company's income. The Company's interest income declined by nearly 57.9% and its total income was reduced by the same amount from the second quarter of 1995 to the second quarter of 1996. The Company's operating expenses increased 42.4% between the two periods from $39,359 in 1995 to $56,053 in 1996. Such increase was primarily a result of increased expenses incurred during this period related to the due diligence investigation of potential merger or investment opportunities and the renovation of the Company's former real property asset located in Inglewood, California. The Company continues to have net operating losses as a result of its reduced income. Until and unless the Company is successful in raising new capital to fund its operations, it is anticipated that the results of the Company's operations in future quarters will be similar to that in the second quarter of this year.

      The principal changes in the financial condition and results of operation of the Company between the first six months of 1995 and the first six months of this year are primarily the result of the sale of the Company's Note portfolio and resulting decrease in the Company's income. The Company's interest income declined by nearly 65.5% from the first six months of 1995 to the first six months of 1996 and its total income was reduced by nearly 78.2% from the first six months of 1995 to the first six months of 1996. The Company's operating expenses increased 32.4% between the two periods from $66,640 in 1995 to $88,223 in 1996. Such increase was primarily a result of increased expenses incurred during this period related to the liquidation of assets in the fourth quarter of 1995, the due diligence investigation of potential merger or investment opportunities and the renovation of the Company's former real property asset located in Inglewood, California. The Company continues to have net operating losses as a result of its reduced income.

                           PART II - OTHER INFORMATION


Item 6.   Exhibits and Reports on Form 8-K.
- - -------   ---------------------------------

(a)   Exhibits

No.         Description
- - ----        ------------

3.1         Articles of Incorporation of Property Secured
            Investments, Inc., as amended <F*> (3.1)

3.2         Restated Bylaws of Property Secured Investments, Inc.
            <F*> (3.2)

27          Financial Data Schedule

[FN]

<F*>  Incorporated by reference to the Company's Annual Report on
      Form 10-KSB for 1995, filed with the Commission on March 29, 1996. (References in () are to original exhibit numbers.)

(b) No periodic reports on Form 8-K were filed by the Company with the Commission during the second quarter of 1996.

                                   SIGNATURES


            Pursuant to the requirements of the Exchange Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                       Property Secured Investments, Inc.
                       ----------------------------------

                                  (Registrant)




Dated: August 14, 1996                         By: /s/ Andrew K. Proctor
                                                   ---------------------
                                                   Andrew K. Proctor,
                                                   Chairman and President




Dated: August 14, 1996                         By: /s/ Andrew K. Proctor
                                                   ---------------------
                                                   Andrew K. Proctor,
                                                   Treasurer

                                  EXHIBIT INDEX



No.    Description                                                Page
- - ----   ------------                                               ----

3.1         Articles of Incorporation of Property
            Secured Investments, Inc., as amended <F*>            (3-a)

3.2         Restated Bylaws of Property Secured                   (3-b)/
            Investments, Inc. <F*>                                <F*>

27          Financial Data Schedule                               13

[FN]
<F*>  Incorporated by reference to the Company's Annual Report of Form 10-KSB for 1995, filed with the commission on March 29, 1996.
       (References in () are to original exhibit numbers.)